Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312-964-3500 Fax 312-964-3501 www.stradley.com

July 24, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	YieldStreet Prism Fund Inc. (File No. 811-23407)

Dear Sir or Madam:

On behalf of the YieldStreet Prism Fund Inc. (formerly, the YieldStreet Prism Fund Inc.) (the “Company”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of the Company, in connection with a special meeting of shareholders (the “Meeting”) of the Company.

At the Meeting, shareholders will be asked to vote to approve a new sub-adviser of the Company, amend the investment advisory agreement and elect an independent director to the Board of Directors of the Company.

Please direct questions or comments relating to this filing to me at (312) 964-3505.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer, Esq.

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